Consolidated Statement Of Mezzanine Equity and Members' Deficit - USD ($) $ in Thousands	Total	Class B Units	Class C Units	Redeemable Class A Units	Members' Investment	Members' Investment Class A Units	Members' Investment Class B Units	Members' Investment Class C Units	Members' Accumulated (Deficit)/ Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Noncontrolling Interest
Mezzanine Equity, Balance at Dec. 31, 2013				$ 96,956
Mezzanine Equity, Balance (in shares) at Dec. 31, 2013				73,590
Mezzanine Equity, Balance (in shares) at Dec. 31, 2014				$ 96,956
Mezzanine Equity, Balance (in shares) at Dec. 31, 2014				73,590
Balance at Dec. 31, 2013	$ (158,512)				$ 273,059				$ (501,048)	$ 15,993	$ 53,484
Balance ( in shares) at Dec. 31, 2013						127,556	141,496	12,981
Net income (loss)	(47,346)								(47,054)		(292)
Other comprehensive loss	(3,794)									(2,020)	(1,774)
Share purchase from noncontrolling interest	(347)				(314)					22	(55)
Note receivable from noncontrolling interest	(712)				(12,736)					1,162	10,862
Dividend to noncontrolling interest	(2,847)										(2,847)
Changes in noncontrolling interests	2,733										2,733
Balance at Dec. 31, 2014	(210,825)				260,009				(548,102)	15,157	62,111
Balance ( in shares) at Dec. 31, 2014						127,556	141,496	12,981
Mezzanine Equity, Balance (in shares) at Dec. 31, 2015	96,956			$ 96,956
Mezzanine Equity, Balance (in shares) at Dec. 31, 2015				73,590
Net income (loss)	(50,805)								(52,147)		1,342
Other comprehensive loss	(17,544)									(10,556)	(6,988)
Member contribution	6,941				6,941
Changes in noncontrolling interests	18,221				7,443					(331)	11,109
Balance at Dec. 31, 2015	(254,012)				274,393				(600,249)	4,270	67,574
Balance ( in shares) at Dec. 31, 2015		141,496	12,981			127,556	141,496	12,981
Mezzanine Equity, Balance (in shares) at Dec. 31, 2016	96,956			$ 96,956
Mezzanine Equity, Balance (in shares) at Dec. 31, 2016				73,590
Net income (loss)	9,738								2,108		7,630
Other comprehensive loss	2,526									1,836	690
Member contribution	5,000				5,000
Member contribution ( in shares)						5,746
Dividend to noncontrolling interest	(7,116)										(7,116)
Changes in noncontrolling interests	(1,977)				(3,791)					45	1,769
Balance at Dec. 31, 2016	$ (245,841)				$ 275,602				$ (598,141)	$ 6,151	$ 70,547
Balance ( in shares) at Dec. 31, 2016		141,496	12,981			133,302	141,496	12,981